Supplemental Balance Sheet Information - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 6,706	$ 6,698	$ 7,946
Less: Accumulated depreciation and amortization	(4,421)	(3,804)	(3,820)
Property and equipment, net	0	2,894	4,126
Reclassified to held for sale	2,285	0
Less: Loss on impairment	(902)	0
Less: Sales	(1,198)	0
Held for Sale	185	0
Laboratory and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	5,973	5,967	6,162
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	629	629	1,635
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 104	$ 102	$ 149